Equity Incentive Plans (Details) - Schedule of Consolidated Statements of Operations and Comprehensive Loss Include Stock-Based Compensation Expense - Stock Option [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Schedule of Consolidated Statements of Operations and Comprehensive Loss Include Stock-Based Compensation Expense [Line Items]
Cost of revenue		$ 11		$ 22
Research and development	274	541	775	1,083
Selling, general and administrative	1,167	5,227	13,371	8,530
Total stock-based compensation expense	$ 1,441	$ 5,779	$ 14,146	$ 9,635